Schedule of Restatement of Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Additional paid in capital	$ 34,998,705	$ 33,992,707	$ 31,893,670	$ 25,561,780	$ 24,156,001
Accumulated deficit	$ (36,851,759)	$ (33,908,796)	(32,280,302)	(31,222,594)	$ (27,761,733)
Previously Reported [Member]
Additional paid in capital			32,469,830	26,137,940
Accumulated deficit			(32,856,462)	(31,798,754)
Revision of Prior Period, Reclassification, Adjustment [Member]
Additional paid in capital			(576,160)	(576,160)
Accumulated deficit			$ 576,160	$ 576,160